Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit loss using simplified method (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 688,978	R$ 584,831
Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	122,241	84,081	R$ 39,795
Increase (decrease) in allowance account for credit losses of financial assets	246,618	238,690
Stage 1 to Stage 2	(63,036)	(68,522)
Stage 1 to Stage 3	(148,979)	(152,070)
Stage 2 to Stage 1	3,427	1,360
Stage 3 to Stage 1	130	1
Increase (Decrease) in Write-Off for credit losses of financial assets	0	(6,975)
Increase (Decrease) in Business Combination for credit losses of financial assets		31,802
Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	95,689	80,899	9,084
Increase (decrease) in allowance account for credit losses of financial assets	72,933	42,692
Stage 1 to Stage 2	63,036	68,522
Stage 2 to Stage 1	(3,427)	(1,360)
Increase (Decrease) in Write-Off for credit losses of financial assets	0	(10,202)
Stage 2 to Stage 3	(117,936)	(28,664)
Stage 3 to Stage 2	184	17
Increase (Decrease) in Business Combination for credit losses of financial assets		810
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	234,099	186,048
Increase (decrease) in allowance account for credit losses of financial assets	(34,201)
Stage 1 to Stage 3	148,979
Stage 3 to Stage 1	(130)
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)
Stage 2 to Stage 3	117,936
Stage 3 to Stage 2	(184)
Financial assets at amortised cost, category [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	650,269	554,501
Financial assets at amortised cost, category [member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		186,048	29,395
Increase (decrease) in allowance account for credit losses of financial assets		35,647
Stage 1 to Stage 2		152,070
Stage 2 to Stage 1		(1)
Increase (Decrease) in Write-Off for credit losses of financial assets		(74,996)
Stage 2 to Stage 3		(17)
Stage 3 to Stage 2		28,664
Increase (Decrease) in Business Combination for credit losses of financial assets		15,286
Financial assets at amortised cost, category [member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	236,949	233,803
Financial assets at amortised cost, category [member] | Securities Trading And Intermediation [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	136,872	114,692
Financial assets at amortised cost, category [member] | Securities Trading And Intermediation [Member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	136,872	114,692
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	75,885	63,907
Financial assets at amortised cost, category [member] | Trade receivables [member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	75,885	63,907
Financial assets at amortised cost, category [member] | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	24,192	55,204
Financial assets at amortised cost, category [member] | Others | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	24,192	55,204
Financial assets at amortised cost, category [member] | Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	13,962	6,072
Financial assets at amortised cost, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	13,962	6,072	2,924
Increase (decrease) in allowance account for credit losses of financial assets	7,890	3,148
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Increase (Decrease) in Business Combination for credit losses of financial assets		0
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,364	2,803
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,364	2,803	2,681
Increase (decrease) in allowance account for credit losses of financial assets	(439)	122
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Increase (Decrease) in Business Combination for credit losses of financial assets
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	396,994	311,823
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	79,029	54,845	21,313
Increase (decrease) in allowance account for credit losses of financial assets	227,395	223,234
Stage 1 to Stage 2	(57,266)	(63,095)
Stage 1 to Stage 3	(148,947)	(148,305)
Stage 2 to Stage 1	2,872	1,173
Stage 3 to Stage 1	130	1
Increase (Decrease) in Write-Off for credit losses of financial assets	0	(6,975)
Increase (Decrease) in Business Combination for credit losses of financial assets		27,499
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	87,885	74,696	7,656
Increase (decrease) in allowance account for credit losses of financial assets	76,541	43,159
Stage 1 to Stage 2	57,266	63,095
Stage 2 to Stage 1	(2,872)	(1,173)
Increase (Decrease) in Write-Off for credit losses of financial assets	0	(10,202)
Stage 2 to Stage 3	(117,930)	(28,663)
Stage 3 to Stage 2	184	17
Increase (Decrease) in Business Combination for credit losses of financial assets		807
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	230,079	182,281	14,181
Increase (decrease) in allowance account for credit losses of financial assets	(34,416)	(3,226)
Stage 1 to Stage 2		148,304
Stage 1 to Stage 3	148,947
Stage 2 to Stage 1		(1)
Stage 3 to Stage 1	(130)
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(20,891)
Stage 2 to Stage 3	117,930	(17)
Stage 3 to Stage 2	(184)	28,663
Increase (Decrease) in Business Combination for credit losses of financial assets		15,268
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	15,622	12,199
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	15,622	12,199
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	15,622	12,199	8,077
Increase (decrease) in allowance account for credit losses of financial assets	3,423	4,122
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Increase (Decrease) in Business Combination for credit losses of financial assets
On-balance exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	665,891	566,700
On-balance exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	110,977	75,919	34,995
Increase (decrease) in allowance account for credit losses of financial assets	238,269	230,626
Stage 1 to Stage 2	(57,266)	(63,095)
Stage 1 to Stage 3	(148,947)	(148,305)
Stage 2 to Stage 1	2,872	1,173
Stage 3 to Stage 1	130	1
Increase (Decrease) in Write-Off for credit losses of financial assets	0	(6,975)
Increase (Decrease) in Business Combination for credit losses of financial assets		27,499
On-balance exposures [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	87,885	74,696	7,656
Increase (decrease) in allowance account for credit losses of financial assets	76,541	43,159
Stage 1 to Stage 2	57,266	63,095
Stage 2 to Stage 1	(2,872)	(1,173)
Increase (Decrease) in Write-Off for credit losses of financial assets	0	(10,202)
Stage 2 to Stage 3	(117,930)	(28,663)
Stage 3 to Stage 2	184	17
Increase (Decrease) in Business Combination for credit losses of financial assets		807
On-balance exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	230,079	182,281	14,181
Increase (decrease) in allowance account for credit losses of financial assets	(34,416)	(3,226)
Stage 1 to Stage 2		148,304
Stage 1 to Stage 3	148,947
Stage 2 to Stage 1		(1)
Stage 3 to Stage 1	(130)
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(20,891)
Stage 2 to Stage 3	117,930	(17)
Stage 3 to Stage 2	(184)	28,663
Increase (Decrease) in Business Combination for credit losses of financial assets		15,268
Off-Balance Exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	23,087	18,131
Off-Balance Exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	11,264	8,162	4,800
Increase (decrease) in allowance account for credit losses of financial assets	8,349	8,064
Stage 1 to Stage 2	(5,770)	(5,427)
Stage 1 to Stage 3	(32)	(3,765)
Stage 2 to Stage 1	555	187
Stage 3 to Stage 1	0	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Increase (Decrease) in Business Combination for credit losses of financial assets		4,303
Off-Balance Exposures [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	7,804	6,203	1,428
Increase (decrease) in allowance account for credit losses of financial assets	(3,608)	(467)
Stage 1 to Stage 2	5,770	5,427
Stage 2 to Stage 1	(555)	(187)
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Stage 2 to Stage 3	(6)	(1)
Stage 3 to Stage 2	0	0
Increase (Decrease) in Business Combination for credit losses of financial assets		3
Off-Balance Exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	4,020	3,767	0
Increase (decrease) in allowance account for credit losses of financial assets	215	(18)
Stage 1 to Stage 2		3,766
Stage 1 to Stage 3	32
Stage 2 to Stage 1		0
Stage 3 to Stage 1	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Stage 2 to Stage 3	6	0
Stage 3 to Stage 2	R$ 0	1
Increase (Decrease) in Business Combination for credit losses of financial assets		18
Other off-balance exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		0	R$ 15,214
Increase (decrease) in allowance account for credit losses of financial assets		38,891
Stage 1 to Stage 2		0
Stage 2 to Stage 1		0
Increase (Decrease) in Write-Off for credit losses of financial assets		(54,105)
Stage 2 to Stage 3		0
Stage 3 to Stage 2		0
Increase (Decrease) in Business Combination for credit losses of financial assets		R$ 0